Accounts Receivable (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net	$ 35,018	$ 40,542
Sales taxes receivable	3,087	1,511
Lease receivable	1,585	2,460
Other receivables, net	2,780	898
Trade and receivables	$ 42,470	$ 45,411